Leases - Summary of payment term of future minimum lease payments under noncancelable operating leases (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Leases
Minimum lease payments, Total	¥ 117,086
Minimum lease payments, Less than 1 year	16,553
Minimum lease payments, 1 to 2 years	14,707
Minimum lease payments, 2 to 3 years	11,945
Minimum lease payments, 3 to 4 years	8,337
Minimum lease payments, 4 to 5 years	7,500
Minimum lease payments, More than 5 years	¥ 58,044